Finance Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2024
Finance Income (Expense), Net [Abstract]
Schedule of Finance Income	The components of finance income, net are as follows:
	For the Year Ended December 31,
	2024	2023
Exchange differences	$(27,351)	$94,020
Bank fees	(4,638)	(3,873)
Total	$(31,989)	$90,147